Consolidating Financial Information	12 Months Ended
Sep. 30, 2017
Consolidating Financial Information [Abstract]
Consolidating Financial Information
following schedules present the Company’s accompanying Consolidated Balance Sheets information at September 30, 2017 and 2016, and accompanying Consolidated Statements of Operations information for Fiscal 2017, 2016 and 2015. These schedules present the individual segments of the Company and their contribution to the Consolidated Financial Statements. Amounts presented will not necessarily be the same as those in the individual financial statements of the Company’s subsidiaries due to adjustments for purchase accounting, income taxes and noncontrolling interests.
The Corporate and Other column primarily reflects the parent company’s investment in its subsidiaries, invested cash portfolio and corporate long term debt, and the results of Salus and HGI Energy, as well as CorAmerica and FOH from their respective acquisition dates through the dates CorAmerica and FOH were deconsolidated. Reflected in Corporate and Other is also $67.4 of negative book value of HGI Asset Management Holdings LLC as of September 30, 2017, which is primarily attributable to historical loan losses incurred by Salus. The elimination adjustments are for intercompany assets and liabilities, adjustments to align segment accounting policies with the consolidated basis, interest and dividends, the parent company’s investment in capital stocks of subsidiaries, and various reclasses of debit or credit balances to the amounts in consolidation. Purchase accounting adjustments have been pushed down to the appropriate subsidiary.
HRG Group, Inc. - Consolidating Balance Sheets Information

September 30, 2017	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Assets:
Current assets:
Investments in subsidiaries and affiliates	$—	$2,631.7	$—	$(2,631.7)	$—
Cash and cash equivalents	168.2	101.9	—	—	270.1
Trade receivables, net	266.0	—	—	—	266.0
Other receivables, net	19.4	0.3	—	—	19.7
Inventories, net	496.3	—	—	—	496.3
Prepaid expenses and other current assets	54.2	0.6	—	—	54.8
Current assets of businesses held for sale	603.0	—	28,326.2	—	28,929.2
Total current assets	1,607.1	2,734.5	28,326.2	(2,631.7)	30,036.1
Property, plant and equipment, net	503.1	0.8	—	—	503.9
Goodwill	2,277.1	—	—	—	2,277.1
Intangibles, net	1,612.0	—	—	—	1,612.0
Deferred charges and other assets	43.5	0.2	—	—	43.7
Noncurrent assets of businesses held for sale	1,376.9	—	—	—	1,376.9
Total assets	$7,419.7	$2,735.5	$28,326.2	$(2,631.7)	$35,849.7

Liabilities and Equity:
Current liabilities:
Current portion of long-term debt	$19.4	$50.0	$—	$92.0	$161.4
Accounts payable	371.6	1.5	—	—	373.1
Accrued wages and salaries	49.9	5.5	—	—	55.4
Accrued interest	48.5	28.9	—	0.6	78.0
Other current liabilities	123.4	2.4	—	—	125.8
Current liabilities of businesses held for sale	500.6	—	26,350.7	—	26,851.3
Total current liabilities	1,113.4	88.3	26,350.7	92.6	27,645.0
Long-term debt, net of current portion	3,752.3	1,743.3	—	48.1	5,543.7
Employee benefit obligations	34.4	4.2	—	—	38.6
Deferred tax liabilities	493.2	—	—	—	493.2
Other long-term liabilities	23.6	2.6	—	—	26.2
Affiliated debt and payables	—	140.7	—	(140.7)	—
Noncurrent liabilities of businesses held for sale	156.1	—	—	—	156.1
Total liabilities	5,573.0	1,979.1	26,350.7	—	33,902.8
Total shareholders’ equity	1,095.4	758.0	1,536.3	(2,631.7)	758.0
Noncontrolling interests	751.3	(1.6)	439.2	—	1,188.9
Total shareholders’ equity	1,846.7	756.4	1,975.5	(2,631.7)	1,946.9
Total liabilities and equity	$7,419.7	$2,735.5	$28,326.2	$(2,631.7)	$35,849.7

September 30, 2016	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Assets:
Current assets:
Investment in subsidiaries and affiliates	$—	$2,405.3	$—	$(2,405.3)	$—
Cash and cash equivalents	275.3	189.9	—	—	465.2
Trade receivables, net	245.6	—	—	—	245.6
Other receivables, net	22.9	0.9	—	—	23.8
Inventories, net	449.9	—	—	—	449.9
Prepaid expenses and other current assets	38.2	—	—	—	38.2
Current assets of businesses held for sale	601.0	—	—	—	601.0
Total current assets	1,632.9	2,596.1	—	(2,405.3)	1,823.7
Property, plant and equipment, net	366.1	1.3	—	—	367.4
Goodwill	2,133.3	—	—	—	2,133.3
Intangibles, net	1,534.8	—	—	—	1,534.8
Deferred charges and other assets	28.2	34.6	—	—	62.8
Noncurrent assets of businesses held for sale	1,373.8	—	26,284.3	—	27,658.1
Total assets	$7,069.1	$2,632.0	$26,284.3	$(2,405.3)	$33,580.1

Liabilities and Equity:
Current liabilities:
Current portion of long-term debt	$145.3	$94.0	$—	$—	$239.3
Accounts payable	314.8	1.2	—	—	316.0
Accrued wages and salaries	79.6	22.2	—	—	101.8
Accrued interest	39.3	29.0	—	—	68.3
Other current liabilities	104.5	(0.8)	—	—	103.7
Current liabilities of businesses held for sale	412.1	—	—	—	412.1
Total current liabilities	1,095.6	145.6	—	—	1,241.2
Long-term debt, net of current portion	3,414.7	1,653.7	—	157.9	5,226.3
Employee benefit obligations	42.8	5.2	—	—	48.0
Deferred tax liabilities	498.8	13.3	—	—	512.1
Other long-term liabilities	17.7	8.3	—	—	26.0
Affiliated debt and payables	—	171.2	—	(171.2)	—
Noncurrent liabilities of businesses held for sale	155.5	—	24,553.8	—	24,709.3
Total liabilities	5,225.1	1,997.3	24,553.8	(13.3)	31,762.9
Total shareholders’ equity	1,040.4	638.1	1,351.6	(2,392.0)	638.1
Noncontrolling interests	803.6	(3.4)	378.9	—	1,179.1
Total shareholders’ equity	1,844.0	634.7	1,730.5	(2,392.0)	1,817.2
Total liabilities and equity	$7,069.1	$2,632.0	$26,284.3	$(2,405.3)	$33,580.1
HRG Group, Inc. - Consolidating Statements of Operations Information

Fiscal 2017	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$3,009.5	$—	$—	$—	$3,009.5
Net investment income	—	1.1	—	—	1.1
Total revenues	3,009.5	1.1	—	—	3,010.6
Operating costs and expenses:
Cost of goods sold	1,833.5	—	—	—	1,833.5
Selling, acquisition, operating and general expenses	847.9	46.8	—	(0.6)	894.1
Total operating costs and expenses	2,681.4	46.8	—	(0.6)	2,727.6
Operating income (loss)	328.1	(45.7)	—	0.6	283.0
Equity in net income of subsidiaries	—	297.1	—	(297.1)	—
Interest expense	(160.9)	(148.3)	—	(0.7)	(309.9)
Affiliated interest income	—	11.4	—	(11.4)	—
Other (expense) income, net	(4.9)	0.7	—	—	(4.2)
(Loss) income from continuing operations before income taxes	162.3	115.2	—	(308.6)	(31.1)
Income tax expense (benefit)	37.3	9.3	—	(8.5)	38.1
Net (loss) income from continuing operations	125.0	105.9	—	(300.1)	(69.2)
Income (loss) from discontinued operations, net of tax	172.1	—	170.3	—	342.4
Net income (loss)	297.1	105.9	170.3	(300.1)	273.2
Less: Net income attributable to noncontrolling interest	123.6	(0.1)	43.7	—	167.2
Net income (loss) attributable to controlling interest	$173.5	$106.0	$126.6	$(300.1)	$106.0

Fiscal 2016	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$3,029.4	$—	$—	$—	$3,029.4
Net investment income	—	8.9	—	—	8.9
Total revenues	3,029.4	8.9	—	—	3,038.3
Operating costs and expenses:
Cost of goods sold	1,791.7	—	—	—	1,791.7
Selling, acquisition, operating and general expenses	820.0	91.7	—	—	911.7
Total operating costs and expenses	2,611.7	91.7	—	—	2,703.4
Operating income (loss)	417.7	(82.8)	—	—	334.9
Equity in net income of subsidiaries	—	43.0	—	(43.0)	—
Interest expense	(182.0)	(144.3)	—	(8.2)	(334.5)
Affiliated interest expense	—	(12.2)	—	12.2	—
Other (expense) income, net	(4.6)	11.1	—	2.3	8.8
(Loss) income from continuing operations before income taxes	231.1	(185.2)	—	(36.7)	9.2
Income tax expense (benefit)	(50.0)	18.9	—	(27.3)	(58.4)
Net (loss) income from continuing operations	281.1	(204.1)	—	(9.4)	67.6
Income (loss) from discontinued operations, net of tax	76.6	—	(178.1)	—	(101.5)
Net income (loss)	357.7	(204.1)	(178.1)	(9.4)	(33.9)
Less: Net income attributable to noncontrolling interest	151.1	(5.3)	19.1	—	164.9
Net income (loss) attributable to controlling interest	$206.6	$(198.8)	$(197.2)	$(9.4)	$(198.8)

Fiscal 2015	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$2,598.2	$42.7	$—	$—	$2,640.9
Net investment income	—	20.7	—	—	20.7
Total revenues	2,598.2	63.4	—	—	2,661.6
Operating costs and expenses:
Cost of goods sold	1,619.7	30.9	—	—	1,650.6
Selling, acquisition, operating and general expenses	732.3	327.5	—	—	1,059.8
Total operating costs and expenses	2,352.0	358.4	—	—	2,710.4
Operating income (loss)	246.2	(295.0)	—	—	(48.8)
Equity in net loss of subsidiaries	—	(232.4)	—	232.4	—
Interest expense	(185.8)	(125.9)	—	(10.0)	(321.7)
Affiliated interest expense	—	(29.6)	—	29.6	—
Gain on deconsolidation of subsidiary	—	38.5	—	—	38.5
Other (expense) income, net	(4.0)	29.8	—	(10.8)	15.0
(Loss) income from continuing operations before income taxes	56.4	(614.6)	—	241.2	(317.0)
Income tax expense (benefit)	5.6	(17.5)	—	13.2	1.3
Net (loss) income from continuing operations	50.8	(597.1)	—	228.0	(318.3)
Income (loss) from discontinued operations, net of tax	98.6	—	(292.7)	—	(194.1)
Net income (loss)	149.4	(597.1)	(292.7)	228.0	(512.4)
Less: Net income attributable to noncontrolling interest	62.7	(40.3)	22.0	—	44.4
Net income (loss) attributable to controlling interest	$86.7	$(556.8)	$(314.7)	$228.0	$(556.8)